Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		Mar. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2017 CNY (¥)
Long-Term Investments (Details) [Line Items]
Equity interest										30.00%
Group paid										¥ 3,000
Paid in capital	[1]			¥ 4,566,956	¥ 4,230,656		$ 716,655
Other equity method investments (in Dollars) | $							$ 471	$ 3,460	$ 6,303
Group invested		¥ 13,821
Fair value of impairment losses				900	¥ 6,600	¥ 31,150
Equity securities				15,910
Fair values investments				¥ 1,700
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”)[Member]
Long-Term Investments (Details) [Line Items]
Investment amount										¥ 9,000
Paid in capital			¥ 900
Returned amount			¥ 2,100
Business Combination [Member]
Long-Term Investments (Details) [Line Items]
Equity interests		10.00%		10.00%			10.00%

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a). Further, the ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26).